Reconciliation of Financial Statements to Form 5500 (Reconciliation of Net Assets) (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Reconciliation To Form 5500 [Line Items]
Net assets available for benefit per the financial statements	$ 86,276,145	$ 56,782,158
Deemed distributions of notes receivable	21,121	0
Net assets available for benefit per the Form 5500	$ 86,255,024	$ 56,782,158